Goodwill and Intangibles - Accumulated Amortization and Impairment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	€ (4,555.1)	€ (4,058.2)
Amortisation, intangible assets other than goodwill	(8.8)	(8.2)	€ (7.8)
Intangible assets and goodwill	(4,559.2)	(4,555.1)	(4,058.2)
Intangible assets and goodwill	4,559.2	4,555.1	4,058.2
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	44.6	36.7
Amortisation, intangible assets other than goodwill	8.8	8.2
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(5.8)	(1.7)
Increase (decrease) through transfers, intangible assets other than goodwill	(0.1)
Disposals, intangible assets other than goodwill	(0.1)	(1.7)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(0.4)	(0.3)
Intangible assets and goodwill	58.8	44.6	36.7
Intangible assets and goodwill	(58.8)	(44.6)	(36.7)
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,099.4)	(1,902.5)
Intangible assets and goodwill	(2,101.6)	(2,099.4)	(1,902.5)
Intangible assets and goodwill	2,101.6	2,099.4	1,902.5
Goodwill | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	0.0	0.0
Amortisation, intangible assets other than goodwill	0.0	0.0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0.0	0.0
Increase (decrease) through transfers, intangible assets other than goodwill	0.0
Disposals, intangible assets other than goodwill	0.0	0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Intangible assets and goodwill	0.0	0.0	0.0
Customer relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(21.5)	(19.6)
Intangible assets and goodwill	(13.1)	(21.5)	(19.6)
Intangible assets and goodwill	13.1	21.5	19.6
Customer relationships | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	13.8	11.4
Amortisation, intangible assets other than goodwill	2.6	2.4
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(5.8)	0.0
Increase (decrease) through transfers, intangible assets other than goodwill	0.0
Disposals, intangible assets other than goodwill	0.0	0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	22.2	13.8	11.4
Intangible assets and goodwill	(22.2)	(13.8)	(11.4)
Brands
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(2,415.3)	(2,116.8)
Intangible assets and goodwill	(2,417.7)	(2,415.3)	(2,116.8)
Intangible assets and goodwill	2,417.7	2,415.3	2,116.8
Brands | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	6.8	5.6
Amortisation, intangible assets other than goodwill	1.1	1.2
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0.0	0.0
Increase (decrease) through transfers, intangible assets other than goodwill	0.0
Disposals, intangible assets other than goodwill	0.0	0.0
Increase (decrease) through net exchange differences, intangible assets and goodwill	0.0	0.0
Intangible assets and goodwill	7.9	6.8	5.6
Intangible assets and goodwill	(7.9)	(6.8)	(5.6)
Computer software
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	(18.9)	(19.3)
Intangible assets and goodwill	(26.8)	(18.9)	(19.3)
Intangible assets and goodwill	26.8	18.9	19.3
Computer software | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill	24.0	19.7
Amortisation, intangible assets other than goodwill	5.1	4.6
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0.0	(1.7)
Increase (decrease) through transfers, intangible assets other than goodwill	(0.1)
Disposals, intangible assets other than goodwill	(0.1)	(1.7)
Increase (decrease) through net exchange differences, intangible assets and goodwill	(0.4)	(0.3)
Intangible assets and goodwill	28.7	24.0	19.7
Intangible assets and goodwill	€ (28.7)	€ (24.0)	€ (19.7)